UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
				[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Cadinha & Co., LLC
Address:900 Fort Street Mall
	Suite 1450
	Honolulu, Hawaii 96813

13F File Number:   28-04292

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Neil Rose
Title:	Chief Investment Officer
Phone:	808-523-9488

Signature, Place, and Date of Signing:

Neil Rose, Honolulu, Hawaii  January 31, 2013

Report Type (Check only one.):

[x]  13F HOLDINGS REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	68

Form 13F Information Table Value Total:	342059 x ($1000)

List of Other Included Managers:	0

13F INFORMATION TABLE
			TITLE OF		VALUE	SHRS OR	SH/	PUT/	INVEST.	OTHER	VOTING AUTHORITY
NAME OF ISSUER		CLASS	CUSIP		(x$1000)PRN AMT	PRN	CALL	DISCRN.	MGRS.	SOLE	SHARED	NONE
3M Co			COM	88579Y101	210	2262	SH		Sole		2262	0	0
Abbott Laboratories	COM	002824100	1452	22167	SH		Sole		20827	0	1340
Accenture PLC Irlnd ClA	COM	G1151C101	20565	309250	SH		Sole		307450	0	1800
Alexander & Baldwin Inc	COM	014491104	3057	104098	SH		Sole		104098	0	0
Amgen Inc		COM	031162100	560	6500	SH		Sole		6500	0	0
Apple Inc		COM	037833100	1595	2997	SH		Sole		2997	0	0
AT&T Inc		COM	00206R102	422	12526	SH		Sole		12526	0	0
Bank Hawaii Corp	COM	062540109	2208	50116	SH		Sole		50116	0	0
Bank of NY Mellon Corp	COM	064058100	469	18235	SH		Sole		18235	0	0
Berkshire Hath Inc Cl A	COM	084670108	536	4	SH		Sole		4	0	0
Berkshire Hath Inc Cl B	COM	084670702	29132	324775	SH		Sole		322852	0	1923
Bristol-Myers Squibb Co	COM	110122108	356	10936	SH		Sole		10436	0	500
Check Point Sof Tec Ltd	COM	M22465104	424	8900	SH		Sole		8900	0	0
Chevron Corp		COM	166764100	5130	47436	SH		Sole		47036	0	400
Cisco Systems Inc	COM	17275R102	308	15651	SH		Sole		15651	0	0
Clorox Co		COM	189054109	849	11600	SH		Sole		11400	0	200
Coca-Cola Co		COM	191216100	13685	377518	SH		Sole		375718	0	1800
Colgate Palmolive Co	COM	194162103	782	7482	SH		Sole		7482	0	0
Conagra Foods Inc	COM	205887102	318	10771	SH		Sole		10771	0	0
ConocoPhillips		COM	20825C104	436	7520	SH		Sole		7520	0	0
Costco Wholesale Corp	COM	22160K105	22190	224755	SH		Sole		223655	0	1100
Cummins Inc		COM	231021106	368	3400	SH		Sole		3400	0	0
Danaher Corp		COM	235851102	738	13200	SH		Sole		13200	0	0
Disney Walt Co Disney	COM	254687106	698	14011	SH		Sole		14011	0	0
Dow Chemical Co		COM	260543103	670	20714	SH		Sole		20714	0	0
Du Pont E I de Nem & Co	COM	263534109	706	15702	SH		Sole		15702	0	0
Exxon Mobil Corp	COM	30231G102	23035	266152	SH		Sole		264952	0	1200
Frprt-McMoran Cop & Gld	COM	35671D857	280	8190	SH		Sole		8190	0	0
General Electric Co	COM	369604103	305	14517	SH		Sole		14517	0	0
Google Inc Cl A		COM	38259P508	1040	1470	SH		Sole		1470	0	0
Grainger W W Inc	COM	384802104	846	4179	SH		Sole		4179	0	0
Heinz H J Co		COM	423074103	424	7350	SH		Sole		7350	0	0
Home Depot Inc		COM	437076102	334	5400	SH		Sole		5400	0	0
Imperial Oil Ltd	COM	453038408	463	10777	SH		Sole		10777	0	0
Intel Corp		COM	458140100	4269	207053	SH		Sole		207053	0	0
Intl Business Machines	COM	459200101	14373	75036	SH		Sole		74686	0	350
Intuitive Surgical Inc	COM	46120E602	289	590	SH		Sole		590	0	0
Johnson & Johnson	COM	478160104	20250	288877	SH		Sole		287377	0	1500
Kimberly Clark Corp	COM	494368103	355	4200	SH		Sole		4000	0	200
Lilly Eli & Co		COM	532457108	845	17123	SH		Sole		17123	0	0
McCormick & Co Non Vtg	COM	579780206	858	13500	SH		Sole		13300	0	200
McDonalds Corp		COM	580135101	18130	205528	SH		Sole		204528	0	1000
Merck & Co Inc		COM	58933Y105	15629	381764	SH		Sole		379444	0	2320
Microsoft Corp		COM	594918104	1065	39876	SH		Sole		39476	0	400
Nike Inc Cl B		COM	654106103	539	10444	SH		Sole		10444	0	0
Oasis Petroleum Inc	COM	674215108	226	7100	SH		Sole		7100	0	0
Oilsands Quest Inc	COM	678046103	0	12600	SH		Sole		12600	0	0
PepsiCo Inc		COM	713448108	517	7550	SH		Sole		7250	0	300
Pfizer Inc		COM	717081103	991	39520	SH		Sole		39520	0	0
Philip Morris Intl Inc	COM	718172109	759	9077	SH		Sole		9077	0	0
Procter & Gamble Co	COM	742718109	1360	20030	SH		Sole		19930	0	100
Texas Instruments Inc	COM	882508104	284	9200	SH		Sole		9200	0	0
Union Pacific Corp	COM	907818108	1086	8637	SH		Sole		8637	0	0
United Tech Corp	COM	913017109	940	11464	SH		Sole		11114	0	350
Verizon Communications	COM	92343V104	839	19398	SH		Sole		19398	0	0
Wells Fargo & Co	COM	949746101	13008	380587	SH		Sole		378787	0	1800
GlaxSmithKl PLC Sp ADR	SPOADR	37733W105	245	5625	SH		Sole		5625	0	0
Royal Dut Shl PLC ADR A	SPOADRA	780259206	748	10850	SH		Sole		10650	0	200
iShares S&P 500 Growth	SP500GR	464287309	5762	76072	SH		Sole		76062	0	10
iShares S&P 500 Value	SP500VL	464287408	3389	51051	SH		Sole		51041	0	10
SPDR S&P 500 ETF Tr	UNTSER1	78462F103	1076	7558	SH		Sole		7248	0	310
SPDR S&P MCP 400 ETF Tr	UTSDCRP	78467Y107	324	1746	SH		Sole		1746	0	0
iShares Barclays 20+ Yr	BAR20+Y	464287432	647	5336	SH		Sole		5136	0	200
iShares Barclay 7-10 Yr	BAR7-10	464287440	570	5300	SH		Sole		5280	0	20
iShares Barclay TIPS Bd	BARTPBD	464287176	1652	13606	SH		Sole		13606	0	0
iShares Gold Trust	ISHSGLD	464285105	54357	3339054	SH		Sole		3323154	0	15900
iShares Silver Trust	ASHSSIL	46428Q109	19305	657295	SH		Sole		653495	0	3800
SPDR Gold Trust		GLDSHS	78463V107	22781	140603	SH		Sole		140228	0	375



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